EQ Advisors TrustSM

1290 VT SmartBeta Equity Portfolio

Supplement Dated November 20, 2018 to the Prospectus and Statement of Additional Information Dated May 1, 2018, as Supplemented

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information of EQ Advisors Trust (“Trust”) dated May 1, 2018, as supplemented. You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information (“SAI”) and retain it for future reference. You may obtain an additional copy of the Summary Prospectus, Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding portfolio managers changes with respect to the 1290 VT SmartBeta Equity Portfolio (the “Portfolio”):

Information Regarding

1290 VT SmartBeta Equity Portfolio

Kevin Chen no longer serves as a member of the team that is jointly and primarily responsible for the securities selection, research and trading for the Portfolio.

References to Kevin Chen contained in the sections of the Prospectus entitled “1290 VT SmartBeta Equity Portfolio — Class IB and K Shares — Who Manages the Portfolio — Sub-Adviser: AXA Rosenberg Investment Management, LLC (“Rosenberg Equities”)” and “Management of the Trust — The Sub-Advisers — AXA Rosenberg Investment Management, LLC (“Rosenberg Equities”)” are hereby deleted in their entirety.

The table in the section of the Prospectus entitled “1290 VT SmartBeta Equity Portfolio — Class IB, and K Shares — Who Manages the Portfolio — Sub-Adviser: AXA Rosenberg Investment Management LLC (“Rosenberg Equities”)” is amended to include the following information:

Name	Title	Date Began Managing the Portfolio
Anubhuti Gupta	Director of Asia and Head of Portfolio Management for Asia	September 2018

The section of the Prospectus entitled “Management of the Trust — The Sub-Advisers — AXA Rosenberg Investment Management LLC (“Rosenberg Equities”)” is amended to include the following information:

Anubhuti Gupta is a Director of Asia and Head of Portfolio Management for Asia and has held this position since 2018. Prior to this, she was the Pan Asia Deputy Chief Investment Officer at Rosenberg Equities from 2015 to 2018. Ms. Gupta joined AXA IM in 2005 as a Portfolio Manager.

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References to Kevin Chen, contained in the section of the Statement of Additional Information entitled “Appendix C — Portfolio Manager Information” with respect to the Portfolio are hereby deleted in their entirety.

The section of the SAI entitled “Appendix C — Portfolio Manager Information — AXA Rosenberg Investment Management, LLC (“Rosenberg Equities”)” is amended to include the following information:

AXA Rosenberg Investment Management LLC (“Rosenberg Equities”)
Portfolio Manager

Presented below for each portfolio manager is the number of other accounts of the Adviser managed by the portfolio manager and the total assets in the accounts managed within each category as of October 31, 2018

							Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies[1]		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (million)	Number of Accounts	Total Assets (million)	Number of Accounts	Total Assets (million)	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
1290 VT SmartBeta Equity Portfolio

Anubhuti Gupta	0	N/A	10	$1,489	11	$1,941	0	N/A	1	$74.072	0	N/A

Ownership of Securities of the Portfolio as of October 31, 2018

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
1290 VT SmartBeta Equity Portfolio
Anubhuti Gupta	X

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